SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2021	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, December 31, 2021	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Stock options outstanding, June 30, 2022	5,181,000	$1.47
Stock options exercisable, June 30, 2022	3,382,250	$1.61

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 20, 2022	$1.98	880,000	0.22	880,000	0.22
August 28, 2023	$1.30	105,000	1.16	105,000	1.16
August 21, 2024	$0.79	126,000	2.15	126,000	2.15
August 4, 2025	$1.64	1,680,000	3.10	1,680,000	3.10
March 25, 2027	$1.20	2,365,000	4.74	591,250	4.74
May 4, 2027	$0.92	25,000	4.85	-	4.85
		5,181,000	3.30	3,382,250	2.54

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	June 30, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	2.49%	-%
Expected dividend yield	0.00%	-%
Expected warrant life (years)	5.00	-
Expected stock price volatility	59.98%	-%
Expected forfeiture rate	20%	-%
Weighted average fair value	$0.63	-

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2021	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(104,356)	$1.54
RSUs outstanding, December 31, 2021	1,439,477	$1.32
Granted	1,799,000	$1.19
Cancelled / Forfeited	(35,000)	$1.37
RSUs outstanding, June 30, 2022	3,203,477	$1.25

Schedule of fair value of options granted
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 21, 2019	$0.79	539,733
August 4, 2020	$1.64	885,744
March 23, 2022	$1.19	1,778,000
		3,203,477

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Net income (loss) for the period	$2,283	$(2,654)	$2,929	$(4,472)
Basic weighted average number of shares outstanding	117,129,947	100,512,906	110,548,661	98,382,464
Effect of dilutive share options, warrants, and RSUs (‘000)	3,256,653	-	3,265,461	-
Diluted weighted average number of shares outstanding	120,386,601	100,512,906	113,814,123	98,382,464
Basic loss per share	$0.02	$(0.03)	$0.03	$(0.05)
Diluted loss per share	$0.02	$(0.03)	$0.03	$(0.05)